Commitments, contingencies and operating risks (Details) ₽ in Billions	Mar. 31, 2020 RUB (₽) item	Dec. 31, 2019 RUB (₽)
Commitments, contingencies and operating risks
Number of types of consumers	3
Maximum effect of additional losses on consolidated financial statements | ₽	₽ 3.3	₽ 3.0
Number of insurance policies held	0